File No. 333-178600

File No. 811-22648

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_______________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 30	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 33	[X]

ASPIRIANT TRUST

(Exact Name of Registrant As Specified in Charter)

11100 Santa Monica Boulevard

Suite 600

Los Angeles, California 90025

(Address of Principal Executive Offices, Zip Code)

(310) 806-4000

(Registrant’s Telephone Number, including Area Code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard

Suite 600

Los Angeles, California 90025

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

____________________________________

It is proposed that this filling will become effective (check the appropriate box):

____________________________________

[X]	immediately upon filing pursuant to paragraph (b)	[ ]	on (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and the State of California, on the 18th day of June, 2020.

ASPIRIANT TRUST

/s/ Robert J. Francais*
By:	Robert J. Francais President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signature	Title	Date

/s/ Robert J. Francais*	President	June 18, 2020
Robert J. Francais

/s/ Douglas S. Hendrickson*	Treasurer	June 18, 2020
Douglas S. Hendrickson

/s/ Michael D. LeRoy*	Trustee	June 18, 2020
Michael D. LeRoy

/s/ Robert D. Taylor*	Trustee	June 18, 2020
Robert D. Taylor

/s/ Robert Wagman*	Trustee	June 18, 2020
Robert Wagman

*By: /s/ Benjamin D. Schmidt
Benjamin D. Schmidt

*	Attorney-in-Fact pursuant to power of attorney.

EXHIBITS LIST

Exhibit Name	Exhibit Number
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE

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